Summary of Significant Accounting Policies - Schedule of Subsidiaries (Details)	12 Months Ended
Mar. 31, 2025 HKD ($)
Grande Capital Limited [Member]
Schedule of Subsidiaries [Line Items]
Place of incorporation	Hong Kong
Attributable equity interest %	100.00%
Issued capital	$ 12,000,000
Grande Securities [Member]
Schedule of Subsidiaries [Line Items]
Place of incorporation	Hong Kong
Attributable equity interest %	51.00%
Issued capital	$ 100